Derivatives (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Collateral cash receivables			$ 27,800	$ 47,800
Collateral cash payables			28,300	32,800
Total trading revenues			173,900	229,700
Other long term borrowings			1,218,097	1,040,656
Derivative liabilities not subject to master netting agreements			15,200	39,500
Derivative assets not subject to master netting agreements			10,200	33,700
Cash flow hedge length of time, maximum	7 years	5 years
Cash flow hedge length of time, minimum	3 years
Hedged amount of foreign currency denominated loans			1,500	3,800
Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)	$ 650,000	$ 250,000
Visa Class B Shares
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liabilities related to sale			5,600	6,200
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method
Derivative Instruments, Gain (Loss) [Line Items]
Other long term borrowings			500,000
Net fair value of interest rate derivatives hedging subordinated debt			200	7,300
Long Term Debt Hedged With Fair Value Interest Rate Derivatives Using Long Haul Method | First Tennessee Bank National Association
Derivative Instruments, Gain (Loss) [Line Items]
Other long term borrowings			400,000
Net fair value of interest rate derivatives hedging subordinated debt			100	1,600
Additional Derivative Agreements | Derivative Instruments With Accelerated Termination Provisions
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received			118,600	137,500
Securities posted collateral			6,700	12,900
Net fair value of derivative assets with adjustable posting thresholds			22,800	35,900
Net fair value of derivative liabilities with adjustable posting thresholds			19,400	19,600
Additional Derivative Agreements | Derivative Instruments With Adjustable Collateral Posting Thresholds
Derivative Instruments, Gain (Loss) [Line Items]
Collateral received			119,300	137,600
Securities posted collateral			18,900	39,300
Net fair value of derivative assets with adjustable posting thresholds			23,300	35,900
Net fair value of derivative liabilities with adjustable posting thresholds			34,500	49,000
Interest Rate Contract | Cash Flow Hedge | Hedged Items
Derivative Instruments, Gain (Loss) [Line Items]
Variability in cash flows related to debt instruments (primarily loans)			$ 900,000	$ 250,000